Related Party Transactions - Receivables (Payables) with Seadrill Partners (Parenthetical) (Detail) - West Vencedor Loan Agreement [Member] - USD ($) $ in Millions	Apr. 14, 2015	Dec. 31, 2017	Jun. 30, 2015
Rig Financing and Loan Agreements [Member] | Ship Finance International Ltd VIEs [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 25
Seadrill Partners LLC [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Balloon payment to be paid	$ 21		$ 70
Basis spread on variable rate (as percent)	2.30%
Guarantee fee percentage (as percent)	1.40%